Right-of-use assets	12 Months Ended
Dec. 31, 2024
Right-of-use assets [Abstract]
Right-of-use assets

19.	Right-of-use assets

	Properties	Motor vehicles	Total
	A$’000	A$’000	A$’000
Balance at January 1, 2024	6,134	1,189	7,323
Additions	-	2,166	2,166
Acquisition of businesses	1,687	-	1,687
Depreciation charge	(1,704)	(628)	(2,332)
Exchange differences	423	105	528
Balance at December 31, 2024	6,540	2,832	9,372
Cost	11,069	4,466	15,535
Accumulated depreciation	(4,529)	(1,634)	(6,163)
Net book amount	6,540	2,832	9,372

Balance at January 1, 2023	6,327	479	6,806
Additions	1,188	1,158	2,346
Reclassifications	(336)	-	(336)
Depreciation charge	(1,006)	(451)	(1,457)
Exchange differences	(39)	3	(36)
Balance at December 31, 2023	6,134	1,189	7,323
Cost	8,959	2,195	11,154
Accumulated depreciation	(2,825)	(1,006)	(3,831)
Net book amount	6,134	1,189	7,323

The consolidated statement of comprehensive income or loss shows the following amounts relating to right-of- use assets:

	2024	2023	2022
Depreciation charge on right-of-use assets	A$’000	A$’000	A$’000
Properties	1,704	1,006	640
Motor vehicles	628	451	221
	2,332	1,457	861